CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Revenue	$ 213,754	$ 89,990	$ 815,391	$ 46,703
Non trade receivables current	44,969		39,770
Interest receivable			$ 5,516
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			87.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Trade receivables	140,497		$ 91,928
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Revenue	$ 78,451
Concentration risk percentage	56.00%
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Revenue			$ 79,942